Market Vectors Gaming ETF | Market Vectors Gaming ETF
Market Vectors Gaming ETF
INVESTMENT OBJECTIVE

Market Vectors Gaming ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Global Gaming Index (the “Gaming Index”).

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Market Vectors Gaming ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Market Vectors Gaming ETF
Management Fee		0.50%
Other Expenses		0.28%
Total Annual Fund Operating Expenses	[1]	0.78%
Fee Waivers and Expense Reimbursement	[1]	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.65%
[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of the Fund's average daily net assets per year until at least February 1, 2014. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Market Vectors Gaming ETF
1	66
3	236
5	420
10	954

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Gaming Index is comprised of companies that generate at least 50% of their revenues from casinos and hotels, sports betting (including internet gambling and racetracks) and lottery services as well as gaming services, gaming technology and gaming equipment. Such companies may include small- and medium-capitalization companies and foreign issuers. As of December 31, 2012, the Gaming Index included 45 securities of companies with a market capitalization range of between approximately $400.3 million to $38.0 billion and an average market capitalization of $5.9 billion. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Gaming Index by investing in a portfolio of securities that generally replicates the Gaming Index. The Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Gaming Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Gaming Index concentrates in an industry or group of industries. As of December 31, 2012, the Gaming Index was concentrated in the consumer discretionary sector and the gaming industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Risk of Investing in the Gaming Industry. Companies in the gaming industry include those engaged in casino operations, race track operations, sports and horse race betting operations, online gaming operations and/or the provision of related equipment and technologies. Because as currently constituted the Gaming Index is concentrated in the gaming industry, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gaming industry. Companies in the gaming industry are highly regulated, and state and Federal legislative changes and licensing issues (as well as the laws of other countries) can significantly impact their ability to operate in certain jurisdictions, the activities in which such companies are allowed to engage and the profitability of companies in the industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities of gaming companies owned by the Fund may react similarly to, and move in unison with, one another. The gaming industry may also be negatively affected by changes in economic conditions as well as changes in consumer tastes. In addition, the gaming industry is characterized by the use of various forms of intellectual property, which are dependent upon patented technologies, trademarked brands and proprietary information. Companies operating in the gaming industry are subject to the risk of significant litigation regarding intellectual property rights, which may adversely affect and financially harm companies in which the Fund may invest. Furthermore, certain jurisdictions may impose additional restrictions on securities issued by gaming companies organized or operated in such jurisdictions that may be held by the Fund.

Risk of Investing in the Consumer Discretionary Sector. The consumer discretionary sector includes, among others, automotive, household durable goods and apparel manufacturers and companies that provide retail, lodging, leisure or food and beverage services. Because as currently constituted the Gaming Index is concentrated in the consumer discretionary sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Risk of Investing in Foreign Issuers. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund may be in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s return. In addition, the Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities.

Risk of Investing in Small- and Medium-Capitalization Companies. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Index Tracking Risk. The Fund’s return may not match the return of the Gaming Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Gaming Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Gaming Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs are not factored in to the return of the Gaming Index, the Fund’s return may deviate significantly from the return of the Gaming Index. In addition, the Fund may not be able to invest in certain securities included in the Gaming Index, or invest in them in the exact proportions they represent of the Gaming Index, due to legal restrictions or limitations imposed by the governments of certain countries or a lack of liquidity on stock exchanges in which such securities trade. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Gaming Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Gaming Index is not based on fair value prices), the Fund’s ability to track the Gaming Index may be adversely affected.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Gaming Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholders may sustain losses.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Gaming Index concentrates in a particular sector or sectors or industry or group of industries. Based on the current composition of the Gaming Index, the Fund’s assets are concentrated in the consumer discretionary sector and the gaming industry; therefore, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector and industry will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.marketvectorsetfs.com.

Annual Total Returns-Calendar Years

Best Quarter:	34.93%	2Q ’09
Worst Quarter:	-18.89%	3Q ’11

Average Annual Total Returns for the Periods Ended December 31, 2012

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns	1 Year	Since Inception	Inception Date
Market Vectors Gaming ETF	22.90%	0.49%	Jan. 22, 2008
Market Vectors Gaming ETF After Taxes on Distributions	21.30%	(0.35%)
Market Vectors Gaming ETF After Taxes on Distributions and Sales	14.88%	(0.11%)
Market Vectors Gaming ETF Market Vectors Global Gaming Index® (reflects no deduction for fees, expenses or taxes)	22.24%	1.32%
Market Vectors Gaming ETF S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	4.03%